CONCENTRATIONS	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

16. CONCENTRATIONS

Concentrations of Credit Risk

As of December 31, 2025 and December 31, 2024, cash and cash equivalents balances in the PRC are $908,341 and $1,379,434, respectively, which were primarily deposited in financial institutions located in Mainland China. Each bank account is insured by The People’s Bank of China (the central bank of China) with the maximum limit of RMB500,000 (equivalent to $71,499). To limit exposure to credit risk relating to deposits, the Company primarily places cash and cash equivalent deposits with large financial institutions in China which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Concentrations of Customers

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2025 and 2024:

	As of December 31,
	2025		2024
		% of			% of
	Amount	Total	Amount		Total
A	$1,430,091	46.02%	$	*	*	%
B	408,501	13.15%		*	*	%
C	320,316	10.31%		*	*	%
D	*	* %		795,879	52.82%
E	*	* %		316,273	20.99%
Total	$2,158,908	69.48%		$1,112,152	73.81%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the years ended December 31, 2025, 2024 and 2023.

	Year ended December 31,
	2025		2024		2023
Customer		% of		% of		% of
	Amount	Total	Amount	Total	Amount	Total
A	$4,756,331	20.49%	$4,612,959	21.77%	$1,951,384	12.61%
B	2,347,173	10.11%	2,182,042	10.30%	*	* %
C	*	* %	2,151,473	10.15%	*	* %
D	*	* %	*	* %	1,611,111	10.41%
Total	$7,103,504	30.60%	$8,946,474	42.22%	$3,562,495	23.02%

The following table sets forth information as to each supplier that accounted for 10% or more of accounts payable as of December 31, 2025 and 2024:

	As of December 31,
	2025		2024
Suppliers		% of		% of
	Amount	Total	Amount	Total
A	$414,586	23.44%	$417,196	18.81%
B	338,416	19.14%	324,219	14.62%
C	222,980	12.61%	*	* %
D	*	* %	724,946	32.69%
E	*	* %	273,999	12.35%
Total	$975,982	55.19%	1,740,360	78.47%

*	represented the percentage below 10%

16. CONCENTRATIONS – continued

There following table sets forth information as to each supplier that accounted for 10% or more of total purchase during the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025				2024		2023
Suppliers			% of			% of			% of
	Amount		Total		Amount	Total	Amount		Total
A	$	*	*	%	$3,808,157	16.99%	$	*	* %
B		*	*	%	2,471,212	11.02%		1,706,583	11.95%
		*	*	%	*	* %		2,607,552	18.25%
Total	$	*	*	%	6,279,369	28.01%		$4,314,135	30.20%

*	represented the percentage below 10%